Commitments (Details 1) (USD $)	Dec. 31, 2011
Schedule of future minimum payments under non-cancelable operating leases
2012	$ 305,062
2013	284,336
2014	291,444
2015	74,373
2016
Thereafter
Total	$ 955,215